COMMITMENTS AND CONTINGENCIES (Details Narrative 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2015
Commitments And Contingencies Details Narrative 2
Total rent expense related to operating leases	$ 14,270	$ 15,568	$ 52,000	$ 46,000
Remaining lease payments	$ 17,596				$ 31,000